REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2017
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios
Our actual capital amounts and ratios at December 31 follow:
	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2017
Total capital to risk-weighted assets
Consolidated	$312,163	15.16%	$164,782	8.00%	NA	NA
Independent Bank	290,188	14.10	164,675	8.00	$205,843	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$288,451	14.00%	$123,586	6.00%	NA	NA
Independent Bank	266,476	12.95	123,506	6.00	$164,675	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$255,934	12.43%	$92,690	4.50%	NA	NA
Independent Bank	266,476	12.95	92,630	4.50	$133,798	6.50%

Tier 1 capital to average assets
Consolidated	$288,451	10.57%	$109,209	4.00%	NA	NA
Independent Bank	266,476	9.78	109,041	4.00	$136,301	5.00%

2016
Total capital to risk-weighted assets
Consolidated	$286,289	15.86%	$144,413	8.00%	NA	NA
Independent Bank	270,855	15.02	144,223	8.00	$180,279	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$265,405	14.70%	$108,309	6.00%	NA	NA
Independent Bank	249,971	13.87	108,167	6.00	$144,223	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$238,996	13.24%	$81,232	4.50%	NA	NA
Independent Bank	249,971	13.87	81,126	4.50	$117,181	6.50%

Tier 1 capital to average assets
Consolidated	$265,405	10.50%	$101,112	4.00%	NA	NA
Independent Bank	249,971	9.90	101,019	4.00	$126,274	5.00%

NA - Not applicable

Components of regulatory capital
The components of our regulatory capital are as follows:
	Consolidated		Independent Bank
	December 31,		December 31,
	2017	2016	2017	2016
	(In thousands)
Total shareholders' equity	$264,933	$248,980	$269,481	$258,814
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	201	3,310	201	3,310
Intangible assets	(1,269)	(1,159)	(1,269)	(1,159)
Disallowed deferred tax assets	(7,931)	(12,135)	(1,937)	(10,994)
Common equity tier 1 capital	255,934	238,996	266,476	249,971
Qualifying trust preferred securities	34,500	34,500	—	—
Disallowed deferred tax assets	(1,983)	(8,091)	—	—
Tier 1 capital	288,451	265,405	266,476	249,971
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	23,712	20,884	23,712	20,884
Total risk-based capital	$312,163	$286,289	$290,188	$270,855